Consolidated statement of cashflows - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Payment to suppliers and employees	$ (3,069)	$ (6,805)	$ (7,198)	$ (8,069)
Net cash flows used in operating activities (inclusive of GST)	(3,069)	(6,805)	(7,198)	(8,069)
Cash flows from investing activities
Expenditure on mining exploration and evaluation	(6,629)	(14,510)	(36,635)	(33,333)
Purchase of equipment	(9)	0	(2)	(601)
Interest received	309	680	1,254	1,462
Net cash flows used in investing activities	(6,329)	(13,830)	(35,383)	(32,472)
Cash flows from financing activities
Proceeds from the issue of shares	2,176	16,412	25,141	0
Proceeds from exercise of options	0	0	55	0
Equity raising expenses	(99)	(618)	(780)	(12)
Payments of lease liability	(95)	(140)	(130)	(213)
Proceeds from borrowings	0	0	1,200	0
Repayment of borrowings	0	(1,200)	0	0
Payment for establishment of loan	0	(4,252)	0	0
Net cash flows received / (used in) financing activities	1,982	10,202	25,486	(225)
Net increase / (decrease) in cash held	(7,416)	(10,433)	(17,095)	(40,766)
Cash at the beginning of the financial year	25,059	35,715	52,709	94,177
Effect of exchange rate fluctuations on balances of cash	220	(223)	101	(702)
Closing cash carried forward	$ 17,863	$ 25,059	$ 35,715	$ 52,709